OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.    801 W. Ann Arbor Trail, Suite 244        Plymouth, Michigan     48170

(Name and address of agent for service)

Registrant's telephone number, including area code: (734) 455-7777

Date of fiscal year end:     December 31, 2014

Date of reporting period:    September 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Market Value
Consumer Discretionary - 15.3%
Diversified Consumer Services - 2.1%
Apollo Education Group, Inc. *	25,000	$628,750

Hotels, Restaurants & Leisure - 5.0%
Biglari Holdings, Inc. *	4,373	1,485,771

Internet & Catalog Retail - 3.3%
Liberty Interactive Corporation - Series A *	35,000	998,200

Specialty Retail - 4.9%
Barnes & Noble, Inc. *	40,000	789,600
Bed Bath & Beyond, Inc. *	1,000	65,830
Rent-A-Center, Inc.	20,000	607,000
		1,462,430
Energy - 24.7%
Energy Equipment & Services - 17.1%
Atwood Oceanics, Inc. *	32,000	1,398,080
Ensco plc - Class A	32,000	1,321,920
National Oilwell Varco, Inc.	15,000	1,141,500
Rowan Companies plc - Class A	50,000	1,265,500
		5,127,000
Oil, Gas & Consumable Fuels - 7.6%
Apache Corporation	12,000	1,126,440
Cimarex Energy Company	1,000	126,530
Devon Energy Corporation	5,000	340,900
Rosetta Resources, Inc. *	15,000	668,400
		2,262,270
Financials - 18.5%
Capital Markets - 2.6%
Bank of New York Mellon Corporation (The)	20,000	774,600

Consumer Finance - 1.3%
EZCORP, Inc. - Class A *	40,000	396,400

Diversified Financial Services - 2.9%
Western Union Company (The)	55,000	882,200

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Market Value
Financials - 18.5% (Continued)
Insurance - 11.7%
Berkshire Hathaway, Inc. - Class A *	4	$827,600
Progressive Corporation (The)	20,000	505,600
Unico American Corporation *	180,000	2,174,400
		3,507,600
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Covidien plc	2,000	173,020

Industrials - 1.3%
Road & Rail - 1.3%
CSX Corporation	12,000	384,720

Information Technology - 21.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	23,000	578,910

Electronic Equipment, Instruments & Components - 5.9%
Avnet, Inc.	30,000	1,245,000
Knowles Corporation *	20,000	530,000
		1,775,000
IT Services - 2.1%
Teradata Corporation *	15,000	628,800

Semiconductors & Semiconductor Equipment - 1.9%
Ultratech, Inc. *	25,000	568,750

Software - 3.1%
Microsoft Corporation	20,000	927,200

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	12,000	1,209,000
EMC Corporation	22,000	643,720
		1,852,720
Materials - 6.2%
Metals & Mining - 6.2%
Barrick Gold Corporation	60,000	879,600
Goldcorp, Inc.	35,000	806,050

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Market Value
Materials - 6.2% (Continued)
Metals & Mining - 6.2%(Continued)
Kinross Gold Corporation *	50,000	$165,000
		1,850,650

Total Common Stocks (Cost $22,547,180)		$26,264,991

WARRANTS - 1.9%	Shares	Market Value
Financials - 1.9%
Banks - 1.9%
PNC Financial Services Group, Inc. (The) * (Cost $437,198)	25,000	$569,000

OPEN-END FUNDS - 0.0% (a)	Shares	Market Value
Sequoia Fund, Inc. * (Cost $8,448)	64	$14,049

MONEY MARKET FUNDS - 10.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	1,435,112	$1,435,112
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (b)	1,435,112	1,435,112
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	343,920	343,920
Total Money Market Funds (Cost $3,214,144)		$3,214,144

Total Investments at Market Value - 100.3% (Cost $26,206,970)		$30,062,184

Liabilities in Excess of Other Assets - (0.3%)		(95,907)

Net Assets - 100.0%		$29,966,277

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

1.   Securities valuation

The portfolio securities of Schwartz Value Fund (the "Fund") which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less at the time of purchase) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund's investments by security type, as of September 30, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks	$26,264,991	$-	$-	$26,264,991
Warrants	569,000	-	-	569,000
Open-End Funds	14,049	-	-	14,049
Money Market Funds	3,214,144	-	-	3,214,144
Total	$30,062,184	$-	$-	$30,062,184

Refer to the Fund's Schedule of Investments for a listing of the securities by industry type.  As of September 30, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2014.  It is the Fund's policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2014:

Cost of portfolio investments	$26,206,970

Gross unrealized appreciation	$4,965,108
Gross unrealized depreciation	(1,109,894)

Net unrealized appreciation	$3,855,214

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Market Value
Consumer Discretionary - 23.2%
Diversified Consumer Services - 1.6%
Apollo Education Group, Inc. *	150,000	$3,772,500

Household Durables - 2.2%
PulteGroup, Inc.	300,000	5,298,000

Specialty Retail - 16.4%
Advance Auto Parts, Inc.	50,000	6,515,000
Barnes & Noble, Inc. *	330,000	6,514,200
Chico's FAS, Inc.	500,000	7,385,000
GNC Holdings, Inc. - Class A	230,000	8,910,200
Lowe's Companies, Inc.	145,000	7,673,400
PetSmart, Inc.	40,000	2,803,600
		39,801,400
Textiles, Apparel & Luxury Goods - 3.0%
Crocs, Inc. *	300,000	3,774,000
VF Corporation	55,000	3,631,650
		7,405,650
Energy - 15.3%
Energy Equipment & Services - 5.4%
Halliburton Company	165,000	10,644,150
Rowan Companies plc - Class A	100,000	2,531,000
		13,175,150
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corporation	75,000	7,608,000
Devon Energy Corporation	60,000	4,090,800
Peabody Energy Corporation	200,000	2,476,000
Phillips 66	80,000	6,504,800
Range Resources Corporation	50,000	3,390,500
		24,070,100
Financials - 14.5%
Banks - 4.3%
PNC Financial Services Group, Inc. (The)	65,000	5,562,700
U.S. Bancorp	115,000	4,810,450
		10,373,150
Capital Markets - 1.6%
Federated Investors, Inc. - Class B	130,000	3,816,800

Diversified Financial Services - 2.8%
Western Union Company (The)	425,000	6,817,000

Insurance - 4.8%
Alleghany Corporation *	7,500	3,136,125
Meadowbrook Insurance Group, Inc.	74,500	435,825
Reinsurance Group of America, Inc.	60,000	4,807,800
Unico American Corporation * #	282,945	3,417,976
		11,797,726

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Market Value
Financials - 14.5% (Continued)
Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings, Inc.	100,000	$2,396,000

Health Care - 10.5%
Health Care Equipment & Supplies - 9.7%
Abbott Laboratories	175,000	7,278,250
Covidien plc	80,000	6,920,800
St. Jude Medical, Inc.	100,000	6,013,000
Varian Medical Systems, Inc. *	40,000	3,204,800
		23,416,850
Life Sciences Tools & Services - 0.8%
Waters Corporation *	20,000	1,982,400

Industrials - 7.9%
Aerospace & Defense - 3.1%
United Technologies Corporation	70,000	7,392,000

Construction & Engineering - 3.0%
Fluor Corporation	110,000	7,346,900

Machinery - 1.8%
Caterpillar, Inc.	45,000	4,456,350

Information Technology - 15.2%
Electronic Equipment, Instruments & Components - 1.7%
Knowles Corporation *	160,000	4,240,000

IT Services - 6.1%
Accenture plc - Class A	65,000	5,285,800
Teradata Corporation *	225,000	9,432,000
		14,717,800
Software - 1.6%
ANSYS, Inc. *	50,000	3,783,500

Technology Hardware, Storage & Peripherals - 5.8%
EMC Corporation	300,000	8,778,000
Hewlett-Packard Company	150,000	5,320,500
		14,098,500
Materials - 1.9%
Chemicals - 1.9%
FMC Corporation	80,000	4,575,200

Total Common Stocks (Cost $164,059,661)		$214,732,976

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 1.1%	Shares	Market Value
Financials - 1.1%
Banks - 1.1%
PNC Financial Services Group, Inc. (The) * (Cost $2,147,162)	120,000	$2,731,200

EXCHANGE-TRADED FUNDS - 1.3%	Shares	Market Value
iShares Gold Trust * (Cost $4,769,043)	275,000	$3,217,500

MONEY MARKET FUNDS - 9.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	11,541,122	$11,541,122
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	11,520,996	11,520,996
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	130,856	130,856
Total Money Market Funds (Cost $23,192,974)		$23,192,974

Total Investments at Market Value - 100.5% (Cost $194,168,840)		$243,874,650

Liabilities in Excess of Other Assets - (0.5%)		(1,096,610)

Net Assets - 100.0%		$242,778,040

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedules of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Market Value
Consumer Discretionary - 18.0%
Hotels, Restaurants & Leisure - 2.2%
Cracker Barrel Old Country Store, Inc.	60,000	$6,191,400

Leisure Products - 4.5%
Polaris Industries, Inc.	85,000	12,732,150

Specialty Retail - 9.3%
Buckle, Inc. (The)	150,000	6,808,500
PetSmart, Inc.	120,000	8,410,800
Ross Stores, Inc.	145,000	10,959,100
		26,178,400
Textiles, Apparel & Luxury Goods - 2.0%
Wolverine World Wide, Inc.	230,000	5,763,800

Consumer Staples - 2.9%
Food Products - 2.9%
McCormick & Company, Inc.	122,200	8,175,180

Energy - 6.5%
Energy Equipment & Services - 3.4%
Schlumberger Limited	95,000	9,660,550

Oil, Gas & Consumable Fuels - 3.1%
Occidental Petroleum Corporation	90,000	8,653,500

Financials - 3.4%
Diversified Financial Services - 3.4%
MasterCard, Inc. - Class A	130,000	9,609,600

Health Care - 16.7%
Biotechnology - 3.4%
Amgen, Inc.	68,000	9,551,280

Health Care Equipment & Supplies - 10.2%
Abbott Laboratories	215,000	8,941,850
C.R. Bard, Inc.	60,000	8,562,600
Medtronic, Inc.	40,000	2,478,000
Varian Medical Systems, Inc. *	112,000	8,973,440
		28,955,890
Health Care Providers & Services - 3.1%
Laboratory Corporation of America Holdings *	85,000	8,648,750

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.2% (Continued)	Shares	Market Value
Industrials - 26.4%
Aerospace & Defense - 2.9%
Precision Castparts Corporation	35,000	$8,290,800

Air Freight & Logistics - 4.8%
C.H. Robinson Worldwide, Inc.	130,000	8,621,600
Expeditors International of Washington, Inc.	120,000	4,869,600
		13,491,200
Commercial Services & Supplies - 5.1%
Copart, Inc. *	240,000	7,515,600
Rollins, Inc.	240,000	7,027,200
		14,542,800
Electrical Equipment - 3.4%
AMETEK, Inc.	192,600	9,670,446

Industrial Conglomerates - 2.7%
Danaher Corporation	101,500	7,711,970

Machinery - 7.5%
Donaldson Company, Inc.	122,800	4,989,364
Graco, Inc.	120,000	8,757,600
Toro Company (The)	125,000	7,403,750
		21,150,714
Information Technology - 15.3%
Communications Equipment - 2.4%
QUALCOMM, Incorporated	90,000	6,729,300

IT Services - 9.4%
Accenture plc - Class A	109,400	8,896,408
Cognizant Technology Solutions Corporation - Class A *	241,400	10,807,478
Teradata Corporation *	165,000	6,916,800
		26,620,686
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corporation	140,000	5,009,200

Software - 1.7%
ANSYS, Inc. *	65,000	4,918,550

Total Common Stocks (Cost $171,579,046)		$252,256,166

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	13,476,934	$13,476,934
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	13,476,934	13,476,934
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	4,268,269	4,268,269
Total Money Market Funds (Cost $31,222,137)		$31,222,137

Total Investments at Market Value - 100.3% (Cost $202,801,183)		$283,478,303

Liabilities in Excess of Other Assets - (0.3%)		(719,779)

Net Assets - 100.0%		$282,758,524

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedules of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Market Value
Consumer Discretionary - 18.1%
Auto Components - 2.7%
Johnson Controls, Inc.	525,000	$23,100,000

Household Durables - 2.9%
Tupperware Brands Corporation	350,000	24,164,000

Leisure Products - 2.1%
Hasbro, Inc.	325,000	17,873,375

Specialty Retail - 9.4%
Lowe's Companies, Inc.	450,000	23,814,000
PetSmart, Inc.	360,000	25,232,400
Ross Stores, Inc.	410,000	30,987,800
		80,034,200
Textiles, Apparel & Luxury Goods - 1.0%
Wolverine World Wide, Inc.	350,000	8,771,000

Consumer Staples - 9.2%
Beverages - 3.0%
Coca-Cola Company (The)	600,000	25,596,000

Food & Staples Retailing - 3.0%
Sysco Corporation	675,000	25,616,250

Household Products - 3.2%
Clorox Company (The)	285,000	27,371,400

Energy - 11.0%
Energy Equipment & Services - 5.6%
Halliburton Company	350,000	22,578,500
Schlumberger Limited	240,000	24,405,600
		46,984,100
Oil, Gas & Consumable Fuels - 5.4%
Exxon Mobil Corporation	260,000	24,453,000
Occidental Petroleum Corporation	225,000	21,633,750
		46,086,750
Financials - 12.6%
Banks - 5.7%
BB&T Corporation	425,000	15,814,250
PNC Financial Services Group, Inc. (The)	155,000	13,264,900
U.S. Bancorp	475,000	19,869,250
		48,948,400
Capital Markets - 6.1%
Bank of New York Mellon Corporation (The)	700,000	27,111,000
Franklin Resources, Inc.	450,000	24,574,500
		51,685,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Market Value
Financials - 12.6% (Continued)
Insurance - 0.8%
HCC Insurance Holdings, Inc.	140,000	$6,760,600

Health Care - 7.3%
Health Care Equipment & Supplies - 7.3%
Abbott Laboratories	590,000	24,538,100
Covidien plc	250,000	21,627,500
St. Jude Medical, Inc.	265,000	15,934,450
		62,100,050
Industrials - 19.1%
Aerospace & Defense - 1.6%
United Technologies Corporation	130,000	13,728,000

Air Freight & Logistics - 5.4%
C.H. Robinson Worldwide, Inc.	415,000	27,522,800
United Parcel Service, Inc. - Class B	190,000	18,675,100
		46,197,900
Electrical Equipment - 1.5%
Emerson Electric Company	200,000	12,516,000

Industrial Conglomerates - 1.5%
3M Company	90,000	12,751,200

Machinery - 6.0%
Caterpillar, Inc.	240,000	23,767,200
Dover Corporation	165,000	13,254,450
Illinois Tool Works, Inc.	160,000	13,507,200
		50,528,850
Road & Rail - 3.1%
Norfolk Southern Corporation	235,000	26,226,000

Information Technology - 11.3%
Communications Equipment - 5.2%
Cisco Systems, Inc.	750,000	18,877,500
QUALCOMM, Incorporated	340,000	25,421,800
		44,299,300
IT Services - 1.2%
Paychex, Inc.	225,000	9,945,000

Semiconductors & Semiconductor Equipment - 4.9%
Intel Corporation	700,000	24,374,000
Microchip Technology, Inc.	370,000	17,475,100
		41,849,100

Total Common Stocks (Cost $607,477,390)		$753,132,975

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.6%	Shares	Market Value
Financials - 0.6%
Banks - 0.6%
PNC Financial Services Group, Inc. (The) * (Cost $3,927,325)	225,000	$5,121,000

EXCHANGE-TRADED FUNDS - 0.7%	Shares	Market Value
iShares Gold Trust * (Cost $7,979,700)	465,000	$5,440,500

MONEY MARKET FUNDS - 10.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	40,753,103	$40,753,103
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	40,753,103	40,753,103
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	5,267,099	5,267,099
Total Money Market Funds (Cost $86,773,305)		$86,773,305

Total Investments at Market Value - 100.1% (Cost $706,157,720)		$850,467,780

Liabilities in Excess of Other Assets - (0.1%)		(741,456)

Net Assets - 100.0%		$849,726,324

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedules of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Market Value
Consumer Discretionary - 12.7%
Diversified Consumer Services - 3.2%
Apollo Education Group, Inc. *	50,000	$1,257,500
DeVry Education Group, Inc.	10,000	428,100
		1,685,600
Hotels, Restaurants & Leisure - 4.8%
Biglari Holdings, Inc. *	7,522	2,555,675

Specialty Retail - 4.7%
Aaron's, Inc.	12,000	291,840
Barnes & Noble, Inc. *	55,000	1,085,700
Rent-A-Center, Inc.	30,000	910,500
Signet Jewelers Ltd.	1,500	170,865
		2,458,905
Energy - 19.5%
Energy Equipment & Services - 11.8%
Atwood Oceanics, Inc. *	55,000	2,402,950
Ensco plc - Class A	35,000	1,445,850
Patterson-UTI Energy, Inc.	10,000	325,300
Rowan Companies plc - Class A	80,000	2,024,800
		6,198,900
Oil, Gas & Consumable Fuels - 7.7%
Cloud Peak Energy, Inc. *	30,000	378,600
EXCO Resources, Inc.	50,000	167,000
Newfield Exploration Company *	20,000	741,400
Rosetta Resources, Inc. *	43,000	1,916,080
SM Energy Company	6,000	468,000
World Fuel Services Corporation	10,000	399,200
		4,070,280
Financials - 16.9%
Capital Markets - 5.0%
Dundee Corporation - Class A *	125,000	1,892,250
Federated Investors, Inc. - Class B	25,000	734,000
		2,626,250
Consumer Finance - 1.5%
EZCORP, Inc. - Class A *	80,000	792,800

Diversified Financial Services - 2.8%
Leucadia National Corporation	33,000	786,720
PICO Holdings, Inc. *	35,000	698,250
		1,484,970
Insurance - 5.9%
Alleghany Corporation *	3,036	1,269,503
Markel Corporation *	500	318,075
Meadowbrook Insurance Group, Inc.	101,100	591,435
White Mountains Insurance Group Ltd.	1,500	945,105
		3,124,118

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.1% (Continued)	Shares	Market Value
Financials - 16.9% (Continued)
Thrifts & Mortgage Finance - 1.7%
FedFirst Financial Corporation	12,020	$261,435
Oritani Financial Corporation	30,000	422,700
Standard Financial Corporation	10,000	205,500
		889,635
Health Care - 0.8%
Health Care Technology - 0.8%
Vocera Communications, Inc. *	50,000	403,500

Industrials - 12.4%
Aerospace & Defense - 0.5%
Cubic Corporation	6,000	280,800

Commercial Services & Supplies - 1.1%
Hudson Technologies, Inc. *	180,000	595,800

Construction & Engineering - 1.2%
EMCOR Group, Inc.	15,000	599,400

Machinery - 9.6%
Conrad Industries, Inc.	65,843	2,502,034
Lindsay Corporation	20,000	1,495,000
Titan International, Inc.	90,000	1,063,800
		5,060,834
Information Technology - 20.1%
Communications Equipment - 1.5%
InterDigital, Inc.	20,000	796,400

Electronic Equipment, Instruments & Components - 10.0%
Arrow Electronics, Inc. *	20,000	1,107,000
Avnet, Inc.	55,000	2,282,500
Ingram Micro, Inc. - Class A *	20,000	516,200
Knowles Corporation *	50,000	1,325,000
		5,230,700
Internet Software & Services - 0.9%
Blucora, Inc. *	30,000	457,200

IT Services - 4.4%
Computer Services, Inc.	15,500	571,407
StarTek, Inc. *	225,000	1,741,500
		2,312,907
Semiconductors & Semiconductor Equipment - 2.8%
Ultratech, Inc. *	65,000	1,478,750

Technology Hardware, Storage & Peripherals - 0.5%
QLogic Corporation *	30,000	274,800

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.1% (Continued)	Shares	Market Value
Materials - 9.1%
Chemicals - 1.9%
H.B. Fuller Company	15,000	$595,500
Intrepid Potash, Inc. *	25,000	386,250
		981,750
Metals & Mining - 7.2%
Alamos Gold, Inc.	85,000	676,600
Horsehead Holding Corporation *	80,000	1,322,400
Kinross Gold Corporation *	210,000	693,000
Pan American Silver Corporation	100,000	1,098,000
		3,790,000
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
IDT Corporation - Class B	20,000	321,200

Total Common Stocks (Cost $43,968,504)		$48,471,174

EXCHANGE-TRADED FUNDS - 0.3%	Shares	Market Value
iShares Gold Trust * (Cost $176,089)	15,000	$175,500

MONEY MARKET FUNDS - 8.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	2,521,850	$2,521,850
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,947,915	1,947,915
Total Money Market Funds (Cost $4,469,765)		$4,469,765

Total Investments at Market Value - 100.9% (Cost $48,614,358)		$53,116,439

Liabilities in Excess of Other Assets - (0.9%)		(472,930)

Net Assets - 100.0%		$52,643,509

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedules of investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Market Value
Consumer Discretionary - 8.3%
Automobiles - 3.5%
Toyota Motor Corporation - ADR	12,300	$1,445,619

Hotels, Restaurants & Leisure - 1.0%
McDonald's Corporation	4,500	426,645

Household Durables - 2.7%
Tupperware Brands Corporation	16,000	1,104,640

Textiles, Apparel & Luxury Goods - 1.1%
Swatch Group AG (The) - ADR	18,500	436,970

Consumer Staples - 6.0%
Beverages - 3.8%
Diageo plc - ADR	6,000	692,400
Heineken N.V. - ADR	23,000	859,740
		1,552,140
Food Products - 2.2%
Mondelēz International, Inc. - Class A	16,000	548,240
Nestlé S.A. - ADR	5,000	368,150
		916,390
Energy - 7.2%
Energy Equipment & Services - 4.0%
Schlumberger Limited	11,700	1,189,773
Tidewater, Inc.	12,000	468,360
		1,658,133
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd.	22,000	854,480
Exxon Mobil Corporation	5,000	470,250
		1,324,730
Financials - 19.8%
Capital Markets - 4.2%
Credit Suisse Group AG - ADR *	28,000	773,920
Franklin Resources, Inc.	17,500	955,675
		1,729,595
Diversified Financial Services - 5.2%
Citigroup, Inc.	26,000	1,347,320
Western Union Company (The)	50,000	802,000
		2,149,320
Insurance - 10.4%
ACE Limited	9,500	996,265
AXA S.A. - ADR	54,000	1,329,480
Reinsurance Group of America, Inc.	15,000	1,201,950
Validus Holdings Ltd.	20,000	782,800
		4,310,495

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Market Value
Health Care - 11.0%
Health Care Equipment & Supplies - 9.4%
Abbott Laboratories	33,000	$1,372,470
Covidien plc	13,200	1,141,932
St. Jude Medical, Inc.	22,500	1,352,925
		3,867,327
Pharmaceuticals - 1.6%
Shire plc - ADR	2,500	647,625

Industrials - 12.9%
Aerospace & Defense - 2.4%
United Technologies Corporation	9,500	1,003,200

Construction & Engineering - 2.8%
Fluor Corporation	17,000	1,135,430

Industrial Conglomerates - 6.0%
3M Company	4,000	566,720
Koninklijke Philips Electronics N.V.	24,850	787,993
Siemens AG - ADR	9,500	1,131,165
		2,485,878
Road & Rail - 1.7%
Canadian National Railway Company	10,000	709,600

Information Technology - 12.7%
Communications Equipment - 2.0%
QUALCOMM, Incorporated	11,000	822,470

IT Services - 3.7%
Accenture plc - Class A	7,000	569,240
Teradata Corporation *	23,000	964,160
		1,533,400
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	49,000	988,820

Technology Hardware, Storage & Peripherals - 4.6%
EMC Corporation	48,000	1,404,480
Lenovo Group Ltd. - ADR	17,000	505,750
		1,910,230
Materials - 8.9%
Chemicals - 5.3%
FMC Corporation	17,700	1,012,263
International Flavors & Fragrances, Inc.	9,000	862,920
Syngenta AG - ADR	5,000	316,850
		2,192,033

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Market Value
Materials - 8.9% (Continued)
Metals & Mining - 3.6%
BHP Billiton Ltd. - ADR	15,500	$912,640
POSCO - ADR	7,500	569,250
		1,481,890

Total Common Stocks (Cost $31,073,596)		$35,832,580

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Market Value
iShares Gold Trust * (Cost $520,564)	30,000	$351,000

MONEY MARKET FUNDS - 12.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,977,197	$1,977,197
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,977,197	1,977,197
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	1,188,762	1,188,762
Total Money Market Funds (Cost $5,143,156)		$5,143,156

Total Investments at Market Value - 100.1% (Cost $36,737,316)		$41,326,736

Liabilities in Excess of Other Assets - (0.1%)		(37,784)

Net Assets - 100.0%		$41,288,952

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedules of investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2014 (Unaudited)

Country	Value	% of Net Assets
United States	$20,363,931	49.3%
Switzerland	2,118,235	5.1%
Germany	1,905,085	4.6%
Netherlands	1,647,733	4.0%
Canada	1,564,080	3.8%
Japan	1,445,619	3.5%
United Kingdom	1,340,025	3.3%
France	1,329,480	3.2%
Ireland	1,141,932	2.8%
Taiwan	988,820	2.4%
Australia	912,640	2.2%
South Korea	569,250	1.4%
Hong Kong	505,750	1.2%
	$35,832,580	86.8%

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 27.2%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 4.6%
2.500%, due 07/15/16	$2,359,500	$2,504,571
2.625%, due 07/15/17	1,149,560	1,253,289
0.125%, due 04/15/18	2,061,360	2,077,787
1.125%, due 01/15/21	2,178,280	2,284,811
		8,120,458
U.S. Treasury Notes - 22.6%
2.500%, due 04/30/15	3,000,000	3,042,540
1.375%, due 11/30/15	3,000,000	3,040,665
2.125%, due 12/31/15	5,000,000	5,116,990
2.625%, due 02/29/16	3,000,000	3,098,085
2.000%, due 04/30/16	2,500,000	2,562,598
1.000%, due 03/31/17	2,500,000	2,507,618
0.875%, due 04/30/17	2,500,000	2,497,460
0.625%, due 09/30/17	2,500,000	2,463,280
0.750%, due 12/31/17	2,000,000	1,968,124
3.500%, due 02/15/18	5,000,000	5,362,890
3.875%, due 05/15/18	5,000,000	5,441,795
2.125%, due 09/30/21	3,000,000	2,981,250
		40,083,295

Total U.S. Treasury Obligations (Cost $48,116,649)		$48,203,753

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%	Par Value	Market Value
Federal Farm Credit Bank - 0.6%
4.500%, due 01/22/15 (Cost $1,001,898)	$1,000,000	$1,013,367

CORPORATE BONDS - 47.9%	Par Value	Market Value
Consumer Discretionary - 6.7%
Coca-Cola Company (The), 1.650%, due 11/01/18	$1,500,000	$1,488,969
Johnson Controls, Inc., 5.500%, due 01/15/16	1,000,000	1,059,932
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	522,590
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,017,954
Mattel, Inc., 4.350%, due 10/01/20	1,350,000	1,440,806
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,238,228
TJX Companies, Inc. (The), 6.950%, due 04/15/19	1,285,000	1,539,636
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,582,345
		11,890,460
Consumer Staples - 3.3%
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,013,068
J.M. Smucker Company (The), 3.500%, due 10/15/21	1,000,000	1,032,910
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,203,920
Kimberly Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,666,488
		5,916,386
Energy - 2.9%
Apache Corporation, 5.625%, due 01/15/17	1,750,000	1,915,385
Apache Corporation, 1.750%, due 04/15/17	1,500,000	1,511,009

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.9% (Continued)	Par Value	Market Value
Energy - 2.9% (Continued)
ConocoPhillips, 1.050%, due 12/15/17	$1,750,000	$1,725,812
		5,152,206
Financials - 6.3%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,539,927
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,008,584
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,016,526
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,029,214
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	1,984,502
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,019,554
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,525,350
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,173,907
		11,297,564
Health Care - 4.8%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,216,648
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,040,769
Medtronic, Inc., 2.625%, due 03/15/16	500,000	513,995
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,007,545
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,173,475
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,520,275
		8,472,707
Industrials - 13.7%
3M Company, 1.375%, due 09/29/16	1,393,000	1,413,080
3M Company, 1.000%, due 06/26/17	2,000,000	1,991,422
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,799,211
Emerson Electric Company, 4.250%, due 11/15/20	609,000	655,778
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,693,958
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	1,987,668
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,167,762
John Deere Capital Corporation, 1.400%, due 03/15/17	1,700,000	1,712,548
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,935,458
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	1,000,663
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	510,474
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,011,046
Ryder System, Inc., 5.850%, due 11/01/16	285,000	311,496
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	759,833
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,022,322
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,684,105
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,688,136
United Technologies Corporation, 5.375%, due 12/15/17	839,000	940,642
		24,285,602
Information Technology - 4.4%
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	506,970
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	513,615
Hewlett-Packard Company, 2.750%, due 01/14/19	1,500,000	1,523,478
International Business Machines Corporation, 2.000%, due 01/05/16	1,410,000	1,434,607

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.9% (Continued)	Par Value	Market Value
Information Technology - 4.4% (Continued)
National Semiconductor Corporation, 6.600%, due 06/15/17	$1,605,000	$1,830,517
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,945,120
		7,754,307
Materials - 2.5%
PPG Industries, Inc., 6.650%, due 03/15/18	1,191,000	1,373,923
Praxair, Inc., 4.625%, due 03/30/15	2,000,000	2,042,172
Sherwin-Williams Company (The), 3.125%, due 12/15/14	1,000,000	1,005,695
		4,421,790
Utilities - 3.3%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,183,628
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	951,332
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,647,996
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,017,750
		5,800,706

Total Corporate Bonds (Cost $84,697,615)		$84,991,728

COMMON STOCKS - 14.0%	Shares	Market Value
Consumer Discretionary - 1.8%
Household Durables - 0.9%
Tupperware Brands Corporation	22,000	$1,518,880

Leisure Products - 0.9%
Hasbro, Inc.	30,000	1,649,850

Consumer Staples - 3.3%
Beverages - 1.3%
Coca-Cola Company (The)	56,000	2,388,960

Food & Staples Retailing - 0.9%
Sysco Corporation	43,000	1,631,850

Household Products - 1.1%
Clorox Company (The)	20,000	1,920,800

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Exxon Mobil Corporation	15,000	1,410,750

Financials - 1.6%
Banks - 0.9%
PNC Financial Services Group, Inc. (The)	19,000	1,626,020

Capital Markets - 0.7%
Bank of New York Mellon Corporation (The)	30,000	1,161,900

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 14.0% (Continued)	Shares	Market Value
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	50,000	$2,079,500

Industrials - 2.7%
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	10,000	663,200
United Parcel Service, Inc. - Class B	17,000	1,670,930
		2,334,130
Electrical Equipment - 0.9%
Emerson Electric Company	25,000	1,564,500

Road & Rail - 0.5%
Norfolk Southern Corporation	9,000	1,004,400

Information Technology - 2.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	65,000	1,636,050

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corporation	15,000	522,300
Microchip Technology, Inc.	20,000	944,600
		1,466,900
Software - 0.9%
CA, Inc.	55,000	1,536,700

Total Common Stocks (Cost $20,744,484)		$24,931,190

MONEY MARKET FUNDS - 9.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	7,983,257	$7,983,257
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	7,982,826	7,982,826
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	1,541,651	1,541,651
Total Money Market Funds (Cost $17,507,734)		$17,507,734

Total Investments at Market Value - 99.6% (Cost $172,068,380)		$176,647,772

Other Assets in Excess of Liabilities - 0.4%		734,932

Net Assets - 100.0%		$177,382,704

(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See notes to schedules of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the "Funds") which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less at the time of purchase) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds' investments as of September 30, 2014 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$214,732,976	$-	$-	$214,732,976
Warrants	2,731,200	-	-	2,731,200
Exchange-Traded Funds	3,217,500	-	-	3,217,500
Money Market Funds	23,192,974	-	-	23,192,974
Total	$243,874,650	$-	$-	$243,874,650

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$252,256,166	$-	$-	$252,256,166
Money Market Funds	31,222,137	-	-	31,222,137
Total	$283,478,303	$-	$-	$283,478,303

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$753,132,975	$-	$-	$753,132,975
Warrants	5,121,000	-	-	5,121,000
Exchange-Traded Funds	5,440,500	-	-	5,440,500
Money Market Funds	86,773,305	-	-	86,773,305
Total	$850,467,780	$-	$-	$850,467,780

Ave Maria Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$48,471,174	$-	$-	$48,471,174
Exchange-Traded Funds	175,500	-	-	175,500
Money Market Funds	4,469,765	-	-	4,469,765
Total	$53,116,439	$-	$-	$53,116,439

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$35,832,580	$-	$-	$35,832,580
Exchange-Traded Funds	351,000	-	-	351,000
Money Market Funds	5,143,156	-	-	5,143,156
Total	$41,326,736	$-	$-	$41,326,736

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$48,203,753	$-	$48,203,753
U.S. Government Agency Obligations	-	1,013,367	-	1,013,367
Corporate Bonds	-	84,991,728	-	84,991,728
Common Stocks	24,931,190	-	-	24,931,190
Money Market Funds	17,507,734	-	-	17,507,734
Total	$42,438,924	$134,208,848	$-	$176,647,772

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of September 30, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2014. It is the Funds' policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2014:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$194,397,852	$202,859,374	$706,157,720

Gross unrealized appreciation	$57,954,105	$83,546,689	$153,258,540
Gross unrealized depreciation	(8,477,307)	(2,927,760)	(8,948,480)

Net unrealized appreciation	$49,476,798	$80,618,929	$144,310,060

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$48,636,164	$36,737,316	$172,068,380

Gross unrealized appreciation	$7,499,532	$5,981,869	$5,520,635
Gross unrealized depreciation	(3,019,257)	(1,392,449)	(941,243)

Net unrealized appreciation	$4,480,275	$4,589,420	$4,579,392

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The Ave Maria Catholic Values Fund owns 5.30% of the outstanding voting shares of Unico American Corporation and is therefore considered an affiliate of the Fund.  Further detail on this holding during the period ended September 30, 2014 appears below:

AVE MARIA CATHOLIC VALUES FUND Affiliated Issuer Report
UNICO AMERICAN CORPORATION From December 31, 2013 to September 30, 2014
Shares at beginning of period	282,945
Shares at end of period	282,945
Market value at beginning of period	$3,749,021
Change in unrealized appreciation (depreciation)	(331,045)
Market value at end of period	$3,417,976
Net realized gains (losses) during the period	$-
Dividend income earned during the period	$-

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund's portfolio will be adversely affected.  As of September 30, 2014, the Ave Maria Growth Fund had 26.4% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 10, 2014

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	November 10, 2014

* Print the name and title of each signing officer under his or her signature.